Fair Value Measurements	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurements

12.	Fair Value Measurements.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 means the use of quoted prices in active markets for identical assets or liabilities. Level 2 means the use of values that are derived principally from or corroborated by observable market data. Level 3 means the use of inputs are those that are unobservable and significant to the overall fair value measurement.

At December 31, 2018 the Company was invested in 55 corporate bonds with individual maturities ranging from 2020 through 2021 and one bond maturing in 2024. The unrealized loss on these bonds of $1,014,000 was recorded as part of comprehensive income and was based on the estimated market value by National Financial Services, LLC (“NFS”) obtained from sources that may include pricing vendors, broker/dealers who clear through NFS and/or other sources (Level 2). The Company concluded that this unrealized loss was not other-than-temporary because the market values recovered in January 2019 and the Company has the option to retain individual bonds through maturity. The Company recorded a realized loss of $580,000 in its net investment income related to a bond that was sold at a loss in January. The amortized cost of the investments was $166,226,000 and the carrying amount and fair value of such bonds were $165,212,000 as of December 31, 2018.

At December 31, 2018 and 2017, the carrying amount reported in the consolidated balance sheets for cash and cash equivalents and revolving credit approximate their fair value based upon the short-term nature of these items.

The fair values of the Company’s other mortgage notes payable were estimated based on current rates available to the Company for debt of the same remaining maturities. At December 31, 2018, the carrying amount and fair value of such other long-term debt was $88,789,000 and $87,983,000, respectively. At December 31, 2017, the carrying amount and fair value of such other long-term debt was $118,317,000 and $122,271,000, respectively.